Revenue - Geographic Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures
Revenue	€ 27,842	€ 27,338	€ 27,553
EMEA.
Disclosures
Revenue	12,589	12,067	12,105
Germany
Disclosures
Revenue	4,343	4,015	3,948
Rest of EMEA
Disclosures
Revenue	8,246	8,052	8,158
Americas
Disclosures
Revenue	10,969	11,106	11,194
U.S.
Disclosures
Revenue	8,870	9,110	9,085
Rest of Americas
Disclosures
Revenue	2,099	1,996	2,109
APJ
Disclosures
Revenue	4,285	4,165	4,254
Japan
Disclosures
Revenue	1,301	1,305	1,180
Rest of APJ
Disclosures
Revenue	€ 2,984	€ 2,859	€ 3,074